Summary of Significant Accounting Policies (Tables)	3 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies
Schedule Of Basic and Diluted Earnings Per Share
	September 30,	September 30,
	2024	2023
Warrants	-	239,401
Options	332,600	425,600
Convertible notes	-	672,798
Total possible dilutive shares	332,600	1,337,799